Cost of Revenues	12 Months Ended
Dec. 31, 2020
Disclosure of cost of sales [text block] [Abstract]
Cost of revenues

Note 13 – Cost of revenues

	For the year ended December 31
	2018	2019	2020
	Thousands USD	Thousands USD	Thousands USD
According to sources of revenue -
Consumables	195	240	169
Support services	403	855	629
Sales of printers	2,938	3,192	765
Printers rental	58	25	-
Total	3,594	4,312	1,563